Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2026	Jul. 02, 2025	Jun. 30, 2025
Current assets
Cash and cash equivalents	$ 113,064		$ 0
Prepaids and other current assets	3,562		0
Receivable from related party	779		0
Total current assets	117,405		0
HYPE digital assets	689,045		0
Equity method investment	3,036		0
Other non-current assets	923		0
Total assets	810,409		0
Current liabilities
Accounts payable	2,552		597
Other current liabilities	3,890		0
Total current liabilities	6,442		597
Accounts payable and accrued expenses		$ 2,425
Deferred tax liability	60,465		0
Total liabilities	66,907	2,425	597
Stockholders' equity (deficit):
Series A Preferred stock, $0.01 par value, 100,000,000 shares authorized, 166,173 and 0, shares issued and outstanding as of March 31, 2026, and June 30, 2025, respectively	2		0
Common stock, $0.01 par value, 2,000,000,000 shares authorized; 127,287,205 shares issued and 124,220,108 shares outstanding (excluding treasury shares of 3,067,097) and 0 shares issued and 0 shares outstanding (excluding treasury shares of 0) as of March 31, 2026, and June 30, 2025, respectively	1,273	0	0
Additional paid-in capital	918,747		0
Accumulated deficit	(165,948)	(2,425)	(597)
Treasury stock, at cost; 3,067,097 and 0 shares as of March 31, 2026, and June 30, 2025, respectively	(10,572)		0
Total stockholders' equity (deficit)	743,502	(2,425)	(597)
Total liabilities and stockholders' equity (deficit)	$ 810,409	$ 0	$ 0